General and administration (Tables)	12 Months Ended
Dec. 31, 2022
General and administration
Schedule of general and administrative expenses incurred
	December 31, 2022	December 31, 2021
	$	$
Corporate administration	1,397,608	1,274,192
Nasdaq listing costs	358,314	-
Professional fees	440,576	663,722
Salaries and benefits	2,471,626	2,317,718
Depreciation	183,539	183,540

	4,851,663	4,439,172